UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: February 28

Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

LEGG MASON WESTERN ASSET MANAGED

MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2009

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited)	November 30, 2009

Face Amount	Security	Value
MUNICIPAL BONDS - 96.4%
Alabama - 0.6%
	Birmingham, AL:
$4,000,000	Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC, 6.000% due 6/1/39	$4,122,520
	Waterworks Board, Water Revenue, AGC:
5,000,000	5.125% due 1/1/34	5,170,300
10,000,000	5.250% due 1/1/39	10,372,300
4,940,000	Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, NATL, 5.500% due 10/1/13 (a)	4,993,006
1,000,000	Mobile, AL, IDB, Environment Improvement Revenue, International Paper Co. Project, 6.450% due 5/15/19 (a)	1,011,780
4,000,000	Southeast Alabama Gas District, Alabama General System Revenue, AMBAC, 5.625% due 6/1/25 (b)	4,186,480

	Total Alabama	29,856,386

Alaska - 0.7%
	Alaska Housing Finance Corp., Home Mortgage Revenue:
22,725,000	5.500% due 12/1/38	23,315,623
5,000,000	5.350% due 12/1/39	5,030,850
2,500,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	2,212,150
3,000,000	Alaska State Housing Financial Corp., General Housing, NATL, 5.250% due 12/1/25	3,106,980

	Total Alaska	33,665,603

Arizona - 2.3%
2,500,000	Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project, 5.000% due 1/1/31	2,553,475
3,000,000	Arizona Health Facilities Authority, Revenue, Catholic Healthcare West, 6.625% due 7/1/20 (b)	3,139,770
	Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL:
3,520,000	5.000% due 8/1/18	3,805,050
2,895,000	5.000% due 8/1/20	3,080,077
	Maricopa County, AZ, IDA:
500,000	Hospital Facilities Revenue, Samaritan Health Services, NATL, 7.000% due 12/1/16 (c)	621,495
2,450,000	MFH Revenue, Refunding Bonds, FHA, GNMA-Collateralized, 6.000% due 10/20/31	2,585,167
1,000,000	Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, NATL/FGIC, 5.000% due 7/1/24	1,016,490
	Pima County, AZ:
90,000	IDA, Industrial Revenue Refunding, FSA, 7.250% due 7/15/10	90,023
1,000,000	USD, No. 1 Tucson, NATL/FGIC, 7.500% due 7/1/10	1,040,690
58,000	Prescott Valley, AZ, Improvement District, Special Assessment, Sewer Collection System and Roadway Repair, 7.900% due 1/1/12	59,314
	Salt Verde, AZ Financial Corp.:
	Gas Revenue:
13,275,000	5.500% due 12/1/29	12,611,515
15,750,000	5.000% due 12/1/32	13,374,585
60,000,000	5.000% due 12/1/37	49,329,600
12,000,000	Senior Gas Revenue, 5.250% due 12/1/28	11,101,320
1,000,000	Tucson, AZ, IDA, Lease Revenue, University of Arizona/Marshall Foundation, AMBAC, 5.000% due 7/15/22	1,014,630
	University of Arizona, COP:
5,435,000	AMBAC, 5.000% due 6/1/28	5,481,741

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Arizona - 2.3% (continued)
	Unrefunded Balance, University of Arizona Project, AMBAC:
$130,000	5.000% due 6/1/19	$135,028
60,000	5.000% due 6/1/20	61,972

	Total Arizona	111,101,942

Arkansas - 0.0%
2,000,000	Arkansas State Development Financing Authority, Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29 (b)	2,018,020

California - 17.0%
	ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
6,400,000	Refunding Children’s Hospital & Research, 5.000% due 12/1/37	5,747,584
10,000,000	Sharp Healthcare, 6.250% due 8/1/39	10,365,700
6,000,000	Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution, 5.250% due 10/1/39	6,008,340
5,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	4,691,650
	Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area:
15,000,000	5.000% due 4/1/34	15,132,600
80,000,000	5.125% due 4/1/39	80,554,400
4,180,000	Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Project AB, AMBAC, 5.000% due 8/1/23	3,942,409
500,000	California EFA Revenue, 5.625% due 7/1/23	405,185
	California Health Facilities Financing Authority Revenue:
	Cedars-Sinai Medical Center:
5,000,000	5.000% due 8/15/34	4,564,550
55,000,000	5.000% due 8/15/39	49,463,150
6,000,000	Providence Health & Services, 5.500% due 10/1/39	6,099,720
	California Housing Finance Agency Revenue, Home Mortgage:
7,000,000	4.700% due 8/1/24 (a)	6,441,120
10,000,000	5.000% due 2/1/28 (a)	9,025,000
8,500,000	4.700% due 8/1/36 (a)	6,562,170
10,000,000	5.500% due 8/1/38	9,899,500
12,500,000	5.600% due 8/1/38 (a)	11,657,375
5,125,000	5.500% due 8/1/42 (a)	5,133,610
2,100,000	California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC, 5.750% due 9/1/23	2,127,573
4,875,000	California State Department of Veteran Affairs, Home Purchase Revenue, AMBAC, 5.300% due 12/1/21	5,009,306
3,645,000	California State Department of Water Resources, Water Revenue, FSA, 5.125% due 12/1/24	3,816,315
10,000,000	California State University Revenue, Systemwide, 5.500% due 11/1/39	10,310,600
	California Statewide CDA:
1,810,000	Health Facility Revenue, Community Hospital of Monterey Peninsula, FSA, 5.250% due 6/1/23	1,887,305
	Revenue:
8,550,000	Catholic Healthcare West, 5.500% due 7/1/31	8,665,853
10,000,000	Enloe Medical Center, CMI, 5.750% due 8/15/38	9,698,600
9,600,000	FHA, Methodist Hospital Project, 6.750% due 2/1/38	10,733,472
7,280,000	John Muir Health, 5.125% due 7/1/39	6,975,914
40,000,000	St. Joseph Hospital, FGIC, 5.750% due 7/1/47	40,811,600
14,300,000	Castaic Lake Water Agency, COP, Revenue, NATL, 5.250% due 8/1/23	14,648,062
3,655,000	Cucamonga County, CA, Water District, COP, NATL/FGIC, 5.125% due 9/1/31	3,681,206
10,000,000	El Dorado, CA, Irrigation District, COP, AGC, 5.750% due 8/1/39	10,379,200
24,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, 6.750% due 6/1/39 (b)	28,337,040

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
California - 17.0% (continued)
	Imperial Irrigation District Electric Revenue:
$7,500,000	5.000% due 11/1/33	$7,417,125
27,800,000	5.125% due 11/1/38	27,203,690
3,000,000	Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC, 5.250% due 8/1/21	3,063,180
6,730,000	Long Beach, CA, Bond Finance Authority, Natural Gas Purchase, 5.500% due 11/15/37	6,118,176
	Los Angeles, CA:
11,615,000	Convention & Exhibition Center Authority Lease Revenue, 5.125% due 8/15/22	11,996,901
9,000,000	Department of Airports Revenue, 5.250% due 5/15/39 (d)	8,959,590
16,250,000	Harbor Department Revenue, 5.250% due 8/1/34	16,898,212
	Water & Power Revenue, Power Systems, FSA:
1,500,000	5.000% due 7/1/23	1,573,455
7,850,000	5.000% due 7/1/26	8,170,123
	M-S-R Energy Authority, CA, Gas Revenue:
7,760,000	6.125% due 11/1/29	7,808,422
15,000,000	7.000% due 11/1/34	16,370,100
62,000,000	6.500% due 11/1/39	63,486,760
15,000,000	6.125% due 11/1/29	15,093,600
	Modesto, CA, Irrigation District, COP, Capital Improvements:
15,000,000	6.000% due 10/1/39	15,673,800
	FSA:
1,535,000	5.000% due 7/1/20	1,571,733
2,210,000	5.000% due 7/1/21	2,256,233
1,680,000	5.000% due 7/1/22	1,712,794
10,785,000	Novato, CA, USD, NATL/FGIC, 5.000% due 8/1/26	11,106,285
10,000,000	Palomar, CA, Pomerado Health Care District, COP, 6.625% due 11/1/29	9,746,100
3,000,000	Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL, 5.000% due 2/1/27	2,570,370
5,000,000	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL, 5.125% due 9/1/30	4,663,850
	Sacramento County, CA, Airport System Revenue, PFC/Grant:
24,360,000	6.000% due 7/1/35	25,814,536
29,130,000	6.000% due 7/1/39	30,765,941
	Sacramento, CA, Area Flood Control Agency, Consolidated Capital Assessment District, BHAC:
4,500,000	5.500% due 10/1/28	4,948,425
15,000,000	5.625% due 10/1/37	15,925,200
	San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
7,695,000	5.000% due 5/15/27	8,018,421
2,735,000	5.000% due 5/15/28	2,830,725
11,475,000	5.250% due 5/15/34	11,793,087
7,965,000	5.250% due 5/15/39	8,095,307
	San Francisco, CA, City & County:
	Airports Commission, International Airports Revenue:
34,000,000	5.250% due 5/1/32	34,073,440
16,675,000	Refunding, NATL/FGIC, 5.125% due 5/1/26	16,754,206
	COP:
	Multiple Capital Improvement Projects:
2,475,000	5.000% due 4/1/25	2,541,677
1,435,000	5.250% due 4/1/26	1,480,820
2,500,000	5.250% due 4/1/31	2,501,625
	San Bruno Jail No. 3, AMBAC:
3,000,000	5.250% due 10/1/20	3,001,440
5,000,000	5.250% due 10/1/26	5,053,950

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
California - 17.0% (continued)
	University of California Revenues, AMBAC:
$4,000,000	5.000% due 5/15/23	$4,202,640
3,750,000	5.000% due 5/15/24	3,923,775
4,000,000	5.000% due 5/15/26	4,164,280

	Total California	822,126,103

Colorado - 2.4%
	Colorado Educational & Cultural Facilities Authority Revenue:
1,000,000	Charter School, Bromley East Project, 7.250% due 9/15/30 (b)	1,116,060
1,190,000	Unrefunded, University of Denver Project, NATL/FGIC, 5.250% due 3/1/23	1,261,947
	Colorado Health Facilities Authority Revenue:
9,250,000	Catholic Health Initiatives, 6.250% due 10/1/33	9,943,288
20,000,000	Health Facility Authority, FSA, 5.250% due 3/1/36	19,885,400
	Parkview Medical Center Inc. Project:
1,000,000	6.500% due 9/1/20 (b)	1,096,880
5,000,000	5.000% due 9/1/37	4,401,500
500,000	Poudre Valley Health Care, 5.000% due 3/1/25	493,040
20,000,000	Colorado HFA, Single-Family Mortgage Revenue, NATL, 4.800% due 11/1/37 (a)	17,473,800
11,000,000	Colorado Springs, CO, Hospital Revenue, 6.250% due 12/15/33	11,542,850
2,180,000	Colorado Water Resource & Power Development Authority, NATL/FGIC, 5.375% due 11/1/20	2,285,970
6,655,000	Denver, CO, City & County, COP, AMBAC, 5.750% due 12/1/17 (b)	7,081,253
8,900,000	E-470 Public Highway Authority Revenue, CO, NATL, 5.500% due 9/1/24	8,705,891
2,000,000	Golden, CO, Sales & Use Tax Revenue, Improvement, AMBAC, 5.100% due 12/1/20	2,047,940
	Highlands Ranch Metropolitan, GO, District No. 2, FSA:
525,000	6.500% due 6/15/10 (c)	542,535
475,000	6.500% due 6/15/10	490,708
23,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.500% due 11/15/38	24,049,260
500,000	Pueblo County, CO, School District No. 60, GO, NATL/FGIC, 5.250% due 12/15/20 (b)	564,935
1,000,000	University of Colorado Hospital Authority Revenue, 5.600% due 11/15/21 (b)	1,088,400

	Total Colorado	114,071,657

Connecticut - 0.6%
1,520,000	Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement, 6.625% due 12/1/14 (a)	1,407,672
	Connecticut State HFA, Housing Mortgage Finance Program:
7,150,000	4.850% due 11/15/23	7,266,974
5,995,000	5.875% due 11/15/33	6,312,136
2,390,000	6.000% due 11/15/38	2,495,112
	Mashantucket Western Pequot Tribe Connecticut Special Revenue:
2,000,000	5.700% due 9/1/12 (e)	1,165,580
6,500,000	5.750% due 9/1/18 (e)	3,644,875
7,920,000	South Central Connecticut Regional Water Authority, Water System Revenue, AMBAC, 5.375% due 8/1/30 (b)	8,265,391

	Total Connecticut	30,557,740

Delaware - 0.6%
21,395,000	Delaware State Housing Authority Revenue, Single-Family Mortgage, 5.450% due 7/1/39	21,879,169
	New Castle County, DE, GO:
3,240,000	5.000% due 7/15/33	3,449,725
3,575,000	5.000% due 7/15/39	3,763,974

	Total Delaware	29,092,868

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
District of Columbia - 0.6%
$10,000,000	District of Columbia, Hospital Revenue, Children’s Hospital Obligation Group, FSA, 5.250% due 7/15/45	$9,701,700
	Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue:
8,000,000	5.000% due 10/1/39	7,962,560
12,500,000	5.250% due 10/1/44	12,633,000

	Total District of Columbia	30,297,260

Florida - 10.6%
2,470,000	Bonita Springs, FL, Vasari Capital Improvement, 6.950% due 5/1/32 (b)	2,571,863
4,265,000	Bonnet Creek Resort Community Development District, 7.375% due 5/1/34	3,402,745
860,000	Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project, 6.050% due 11/15/16 (c)	996,155
10,000,000	Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project, 7.000% due 4/1/39	10,779,400
4,500,000	Broward County, FL, Port Facilities Revenue, 5.500% due 9/1/29	4,692,690
6,000,000	Capital Projects Finance Authority, FL, Student Housing Revenue, Capital Projects Loan Program, Florida University, 7.850% due 8/15/31 (b)	6,476,700
	Capital Region Community Development District, Capital Improvement:
865,000	6.850% due 5/1/31	814,199
920,000	6.700% due 5/1/32	927,148
4,000,000	Capital Trust Agency Revenue, Seminole Tribe Convention, 8.950% due 10/1/33 (b)(e)	4,897,680
3,585,000	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	3,460,385
3,100,000	Citizens Property Insurance Corp., FL, Senior Secured High Act, 6.000% due 6/1/17	3,283,830
2,000,000	Clay County, FL, School Board, COP, Master Lease Program, NATL, 5.750% due 7/1/22 (b)	2,083,680
295,000	Clearwater MFH Revenue, Refunding, Rent Housing Drew Gardens Project, FHA, 6.500% due 10/1/25	295,071
	Clearwater, FL, Water & Sewer Revenue:
1,555,000	5.125% due 12/1/32	1,584,840
5,500,000	5.250% due 12/1/39	5,572,545
	Collier County, FL:
280,000	Health Facilities Authority, Moorings Inc. Project, 11.000% due 12/1/10 (c)	294,118
60,000	Water-Sewer, Refunding, Water Revenue, AMBAC, 8.875% due 5/1/12 (c)	66,163
1,970,000	Dade County, FL, IDR, Miami Cerebral Palsy Services Project, 8.000% due 6/1/22	1,807,711
	Escambia County, FL:
185,000	Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC, 5.950% due 7/1/20	190,852
	Utilities Systems Revenue:
180,000	NATL, 9.750% due 6/1/12 (c)	203,337
3,000,000	NATL/FGIC, 6.250% due 1/1/15	3,287,940
	Florida Housing Finance Corp. Revenue, Homeowner Mortgage:
4,635,000	5.000% due 1/1/35 (a)	4,695,487
	GNMA/FNMA/FHLMC:
10,595,000	5.450% due 7/1/33	10,943,787
9,940,000	6.375% due 7/1/38	10,625,959
14,735,000	5.500% due 7/1/39	15,169,682
	Florida Municipal Loan Council Revenue, NATL:
1,625,000	5.250% due 11/1/18	1,706,624
1,805,000	5.250% due 11/1/20	1,878,897

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Florida - 10.6% (continued)
	Florida State:
	Board of Education:
$3,220,000	5.250% due 6/1/19	$3,464,720
3,000,000	Capital Outlay, GO, Public Education, NATL/FGIC, 5.000% due 6/1/19	3,171,030
1,050,000	Broward County Expressway Authority, 10.000% due 7/1/14 (c)	1,267,749
1,000,000	Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC, 5.000% due 9/1/21	1,073,150
10,000,000	Municipal Power Agency Revenue, FSA, 5.000% due 10/1/31	10,345,600
1,290,000	Gainesville, FL, Utilities Systems Revenue, 8.125% due 10/1/14 (c)	1,463,170
	Highlands County, FL, Health Facilities Authority Revenue:
	Adventist Health Systems:
1,750,000	6.000% due 11/15/25 (b)	1,979,110
2,750,000	5.875% due 11/15/29 (b)	3,182,217
3,000,000	Adventist/Sunbelt Inc., 6.000% due 11/15/31 (b)	3,305,400
	Hillsborough County, FL:
6,000,000	IDA Revenue, National Gypsum Convention, 7.125% due 4/1/30 (a)	4,129,440
990,000	Utility Revenue, Refunding Bonds, NATL, 9.875% due 12/1/11 (c)	1,024,898
4,225,000	Indian River County, FL, School Board COP, NATL, 5.000% due 7/1/19	4,477,570
	Jacksonville, FL:
9,250,000	Health Facilities Authority Revenue, Brooks Health System, 5.250% due 11/1/38	8,663,087
2,000,000	Sales Tax Revenue, Better Jacksonville, NATL, 5.250% due 10/1/21	2,100,120
7,500,000	JEA District, FL, Electric System Revenue, 5.125% due 10/1/37	7,552,500
145,000	Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC, 9.750% due 10/1/13 (c)	172,144
5,100,000	Lakeland, FL, Electric & Water Revenue, Refunding, NATL, 5.000% due 10/1/18	5,157,018
	Lee County, FL:
1,355,000	HFA, Brittany Phase II Project, FNMA-Collaterallized, 6.100% due 12/1/20 (a)(f)	1,376,666
460,000	Justice Center, Improvement Revenue Bonds, NATL, 11.125% due 1/1/11 (c)	486,657
	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project:
15,000,000	7.875% due 12/15/25 (a)	15,705,000
6,010,000	8.050% due 12/15/25 (a)	6,390,493
2,265,000	Mediterra North Community Development District, 6.800% due 5/1/31	2,110,731
	Miami-Dade County, FL:
	Aviation Revenue:
9,450,000	5.500% due 10/1/36	9,534,955
26,570,000	5.500% due 10/1/41	26,687,971
	Miami International Airport:
44,085,000	FSA, 5.000% due 10/1/41	43,391,543
250,000	NATL/FGIC, 5.550% due 10/1/13 (a)	256,333
10,000,000	EFA Revenue, University of Miami, 5.500% due 4/1/38	10,084,100
230,000	HFA, Home Ownership Mortgage, GNMA/FNMA Collateralized, 6.375% due 4/1/33 (a)	241,990
	School Board, COP, AGC:
5,500,000	5.250% due 2/1/27	5,840,505
7,000,000	5.000% due 2/1/27	7,275,940
2,250,000	Stormwater, NATL, 5.000% due 4/1/28	2,293,020
	Orange County, FL:
	Health Facilities Authority Revenue:
13,000,000	Orlando Regional Healthcare System, FSA, 5.000% due 12/1/32	12,585,820
3,000,000	Southern Adventist Hospital, Adventist Health Systems, 6.500% due 11/15/30 (b)	3,197,250
980,000	Unrefunded Balance, Hospital Healthcare, 6.000% due 10/1/26	991,701

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Florida - 10.6% (continued)
	School Board, COP:
$37,000,000	AGC, 5.500% due 8/1/34	$40,081,730
25,250,000	AMBAC, 5.500% due 8/1/25	25,918,115
2,000,000	Tourist Development Tax Revenue, Refunding, AMBAC, 5.000% due 10/1/21	2,081,840
	Orlando, FL:
5,000,000	State Sales Tax Payments Revenue, 5.000% due 2/1/38	5,039,650
58,270,000	Tourist Development Tax Revenue, AGC, 5.500% due 11/1/38	60,074,622
885,000	Urban Community Development, Capital Improvement, 6.950% due 5/1/33 (b)	966,181
2,740,000	Utilities Commission, Water & Electric Revenue, Refunding, 5.000% due 10/1/23	2,897,879
6,000	Osceola County, FL, IDA, Community Provider Pooled Loan Program, FSA, 7.750% due 7/1/10	6,002
1,525,000	Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project, 9.500% due 8/1/13 (c)	1,798,356
2,100,000	Palm Coast, FL, Utilities Systems Revenue, NATL, 5.000% due 10/1/27	2,128,308
2,325,000	Panther Trace, FL, Community Development, Special Assessment, 7.250% due 5/1/33 (b)	2,617,531
480,000	Pasco County, FL, HFA, Housing Pasco Woods Apartments Project, 5.700% due 8/1/19 (a)	483,437
2,025,000	Polk County, FL, Utilities Systems Revenue, NATL/FGIC, 5.000% due 10/1/24	2,067,242
2,070,000	Port St. Lucie, FL, South Lennard Special Assessment, 7.125% due 9/1/21	1,770,471
845,000	Renaissance Community Development District, Florida Capital Improvement Revenue, 7.000% due 5/1/33	781,203
5,955,000	Reunion East Community Development District, Special Assessment, 7.375% due 5/1/33	4,327,439
1,395,000	Rivercrest Community Development District, 7.000% due 5/1/32 (b)	1,531,152
1,085,000	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	680,740
	Sarasota County, FL, Public Hospital Board Revenue, Refunding, Sarasota Memorial Hospital, NATL:
5,000,000	5.250% due 7/1/24	5,155,400
3,485,000	5.500% due 7/1/28	3,650,642
8,500,000	Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project, 5.625% due 7/1/39	8,615,770
4,400,000	Seminole Tribe Florida Special Obligation Revenue, 5.250% due 10/1/27 (e)	3,921,940
2,000,000	South Lake County, FL, Hospital District, South Lake Hospital Inc., 6.000% due 10/1/22	2,015,700
2,000,000	St. Lucie West, FL, Services District, Special Assessment Revenue, Port St. Lucie, Refunding, Senior Lien, Water Management Benefit, NATL, 5.250% due 5/1/25	1,863,740
3,000,000	Sunrise, FL, Utilities Systems Revenue, Refunding, AMBAC, 5.200% due 10/1/22	3,232,980
55,000	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC, 9.250% due 10/1/10 (c)	58,778
	Tampa, FL:
1,000,000	Sales Tax Revenue, AMBAC, 5.375% due 10/1/21	1,041,710
	Sports Authority Revenue, GTD Parking Tampa Bay Arena Project, NATL:
500,000	6.050% due 10/1/20	543,960
1,000,000	6.100% due 10/1/26	1,121,950
2,025,000	Water & Sewer Revenue, 6.900% due 10/1/16 (c)	2,340,232
1,000,000	University of Central Florida, Athletics Association Inc., NATL/FGIC, 5.250% due 10/1/34	966,280
	Village Center Community Development District:
1,100,000	Florida Recreational Revenue, NATL, 5.200% due 11/1/25	1,064,118
1,000,000	Utility Revenue, NATL, 5.250% due 10/1/23	951,750
1,030,000	Waterchase Community Development District, 6.700% due 5/1/32 (b)	1,110,968

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Florida - 10.6% (continued)
	West Orange Healthcare District, FL:
$2,000,000	5.650% due 2/1/22	$2,027,800
2,000,000	5.800% due 2/1/31	2,004,240
90,000	West Palm Beach, FL, IDR, AMBAC, 11.375% due 6/1/11 (c)	99,192
675,000	Westcoast Regional Water Supply Authority, Hillsborough County Project, AMBAC, 10.400% due 10/1/13 (b)	727,751

	Total Florida	511,455,885

Georgia - 5.4%
365,000	Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC, 6.125% due 3/1/17 (a)	366,256
1,000,000	Albany-Dougherty Inner City Authority, COP, Public Purpose Project, AMBAC, 5.625% due 1/1/16	1,013,300
335,000	Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC, 5.625% due 7/1/20	342,872
1,000,000	Atlanta Development Authority Student Housing Revenue, ADA/CAU Partners Inc., ACA, 6.250% due 7/1/24	715,920
	Atlanta, GA, Water & Wastewater Revenue:
50,000,000	6.250% due 11/1/34	52,598,500
53,800,000	6.250% due 11/1/39	56,387,242
1,000,000	NATL, 5.500% due 11/1/27	1,020,310
1,000,000	NATL/FGIC, 5.500% due 11/1/19	1,125,190
1,000,000	Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC, 5.000% due 8/1/22	1,034,920
	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.:
5,000,000	7.000% due 1/1/23	5,871,800
	Vogtle Project:
18,000,000	5.500% due 1/1/33	18,724,680
19,285,000	BHAC, 5.700% due 1/1/43	20,568,031
1,000,000	Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL, 5.625% due 10/1/26	1,095,890
1,000,000	Columbia County, GA, Water & Sewer Revenue, NATL/FGIC, 5.500% due 6/1/25	1,010,400
205,000	Columbus, GA, Medical Center Hospital Authority Revenue, Certificates of Anticipation, 7.750% due 7/1/10 (c)	213,895
14,800,000	DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc., 5.000% due 11/15/29 (d)	14,627,284
20,000,000	DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project, 6.125% due 7/1/40	21,854,200
2,000,000	East Point, GA, Building Authority Revenue, FSA, zero coupon bond to yield 6.250% due 2/1/20	1,123,340
	Fulton County, GA:
1,000,000	Facilities Corp., COP, Fulton County Public Purpose Project, AMBAC, 5.500% due 11/1/18 (b)	1,056,770
	Water & Sewer Revenue:
290,000	FGIC, 6.375% due 1/1/14 (c)	320,267
10,000	NATL/FGIC, 6.375% due 1/1/14	10,046
	Georgia Municipal Electric Authority:
500,000	Power Revenue, AMBAC, 7.250% due 1/1/24	663,350
955,000	Power System Revenue, 6.500% due 1/1/12	1,020,790
	Georgia Private Colleges & Universities Authority Revenue, Mercer University Project:
2,000,000	5.250% due 10/1/20	1,903,040
9,785,000	5.750% due 10/1/31 (b)	10,852,935
15,000,000	Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project, 5.500% due 6/15/39	15,459,600
500,000	Jefferson, GA, GO, 5.900% due 2/1/25 (b)	509,520

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Georgia - 5.4% (continued)
$960,000	Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized, 6.250% due 6/1/15 (a)(f)	$964,454
	Main Street Natural Gas Inc., GA, Gas Project Revenue:
10,000,000	5.000% due 3/15/22	9,196,600
10,000,000	5.500% due 9/15/26	9,384,700
250,000	Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC, 6.250% due 7/1/20	289,603
500,000	Milledgeville, GA, Water & Sewer Revenue, FSA, 6.000% due 12/1/21	618,615
500,000	Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project, 6.800% due 1/1/12	540,080
1,000,000	Newton County Hospital Authority Revenue, Newton Health Systems Project, AMBAC, 6.100% due 2/1/24 (b)	1,019,440
	Private Colleges & Universities Authority Revenue:
2,000,000	Mercer Housing Corp. Project, 6.000% due 6/1/31	1,641,860
500,000	Mercer University Project, 5.750% due 10/1/21 (b)	554,570
2,000,000	Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project, 6.250% due 2/1/25 (a)	1,995,920
	Savannah, GA, EDA:
500,000	PCR, Union Camp Corp. Project, 6.150% due 3/1/17	546,925
1,000,000	Student Housing Revenue, University Financing Foundation Project, ACA, 6.750% due 11/15/20 (b)	1,076,040
1,175,000	Ware County Hospital Authority, Revenue Anticipation Certificates, NATL, 5.500% due 3/1/21	1,177,303

	Total Georgia	260,496,458

Hawaii - 0.1%
	Hawaii State:
2,500,000	Airports Systems Revenue, Refunding, NATL/FGIC, 5.750% due 7/1/21	2,547,775
960,000	Department of Budget & Finance, Hawaiian Electric Co. Inc., NATL, 5.650% due 10/1/27 (a)	963,840

	Total Hawaii	3,511,615

Illinois - 2.3%
	Chicago, IL:
345,000	Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement Bonds, 7.000% due 1/1/11 (c)	357,323
1,250,000	O’Hare International Airport, Revenue, Refunding Bonds, Lien A-2, FSA, 5.750% due 1/1/19 (a)	1,316,613
	Single-Family Mortgage Revenue:
45,000	FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32 (a)	48,789
160,000	FNMA/GNMA-Collateralized, 6.350% due 10/1/30 (a)	166,878
	Illinois Finance Authority:
	Revenue:
18,500,000	Advocate Health Care & Hospitals Corp. Network, 6.500% due 11/1/38	20,238,075
30,500,000	Alexian, FSA, 5.500% due 1/1/28	32,386,120
5,000,000	Central Dupage Health, 5.375% due 11/1/39	4,937,450
4,000,000	Edward Hospital, AMBAC, 5.500% due 2/1/40	3,824,160
28,025,000	Illinois Rush University Medical Center, 6.625% due 11/1/39	29,661,099
2,180,000	Student Housing, Revenue, Refunding, Educational Advancement Fund Inc., 5.250% due 5/1/34	1,762,443
3,150,000	Water Facility Revenue, American Water Capital Corp. Project, 5.250% due 10/1/39	3,017,164
	Illinois Health Facilities Authority Revenue:
115,000	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (c)	123,164
1,500,000	Passavant Memorial Area Hospital, 6.000% due 10/1/24 (b)	1,583,640

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Illinois - 2.3% (continued)
$1,830,000	Illinois Housing Development Authority, MFH Revenue, GNMA- Collateralized, 5.750% due 12/20/32	$1,957,002
	Illinois State:
2,750,000	COP, Department of Central Management Services, NATL, 5.650% due 7/1/17	2,765,840
	GO, NATL/FGIC:
1,500,000	6.100% due 1/1/20	1,505,985
4,000,000	5.125% due 2/1/22	4,147,480
1,000,000	Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, NATL, 5.500% due 6/15/23	1,076,170
1,045,000	Regional Transportation Authority, NATL/FGIC, 7.750% due 6/1/20	1,352,836

	Total Illinois	112,228,231

Indiana - 1.7%
4,000,000	Indiana Health & Educational Facilities Financing Authority Revenue, Sister of St. Francis Health Services Inc., FSA, 5.250% due 5/15/41	3,969,440
	Indiana Health Facilities Financing Authority, Hospital Revenue:
2,275,000	6.375% due 8/1/31 (b)	2,498,678
725,000	6.375% due 8/1/31	738,289
	Indiana Municipal Power Agency Power Supply Systems Revenue:
4,000,000	5.625% due 1/1/28	4,225,280
2,000,000	5.750% due 1/1/29	2,126,300
10,000,000	5.750% due 1/1/34	10,392,600
24,835,000	Indiana State Finance Authority Revenue, Trinity Health Credit Group, 5.250% due 12/1/38	23,822,229
	Indianapolis, IN:
9,290,000	Gas Utility Revenue, AGC, 5.250% due 8/15/26	9,772,709
3,685,000	Local Public Improvement Bond Bank, 6.750% due 2/1/14 (c)	4,069,861
2,000,000	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, 7.125% due 7/1/22 (g)	800,000
20,000,000	Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project, 6.625% due 1/1/39	21,194,000

	Total Indiana	83,609,386

Iowa - 0.8%
	Iowa Finance Authority:
	Health Facilities Revenue:
	AGC:
5,500,000	5.250% due 8/15/29	5,803,270
12,500,000	5.625% due 8/15/37	13,281,375
15,000,000	Iowa Health System, AGC, 5.250% due 2/15/29	15,272,700
	Revenue:
3,000,000	Catholic Health Initiatives, 6.000% due 12/1/18	3,058,500
3,000,000	Health Care Facilities, Genesis Medical Center, 6.250% due 7/1/25	3,028,110
40,000	Single-Family Revenue, Mortgage-Backed Securities Program, FNMA/GNMA-Collateralized, 6.000% due 7/1/13	40,000

	Total Iowa	40,483,955

Kansas - 0.1%
2,575,000	Kansas State DFA Revenue, Public Water Supply Revolving Loan, AMBAC, 5.625% due 4/1/23 (b)	2,688,274
1,000,000	Overland Park, KS, Development Corp. Revenue, First Tier, 7.375% due 1/1/32 (b)	1,082,830
555,000	Wyandotte County, Kansas City, KS, School District No. 204, Bonner Springs, Unrefunded Balance, FSA, 5.600% due 9/1/20	564,857

	Total Kansas	4,335,961

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Kentucky - 2.2%
	Kentucky Economic Development Finance Authority:
	Hospital Facilities Revenue, Baptist Healthcare Systems:
$4,000,000	5.375% due 8/15/24	$4,401,160
2,000,000	5.625% due 8/15/27	2,166,960
	Revenue, Louisville Arena Project, AGC:
9,000,000	6.000% due 12/1/33	9,791,910
5,000,000	6.000% due 12/1/38	5,382,000
7,500,000	6.000% due 12/1/42	8,056,875
	Kentucky Housing Corp., Housing Revenue:
2,000,000	5.375% due 7/1/33	2,057,280
4,655,000	5.450% due 7/1/38	4,780,173
	Kentucky Infrastructure Authority:
1,200,000	5.000% due 6/1/19	1,228,092
1,250,000	5.000% due 6/1/20	1,271,775
	Louisville & Jefferson County, KY:
45,000,000	Metro Government Health Facilities Revenue, Jewish Hospital St. Mary’s Healthcare, 6.125% due 2/1/37	46,975,500
15,000,000	Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	14,175,000
4,000,000	Owen County, KY, Waterworks System Revenue, American Water Capital Corp., 5.625% due 9/1/39	4,024,960

	Total Kentucky	104,311,685

Louisiana - 0.2%
2,500,000	East Baton Rouge, LA, Sewer Commission Revenue, 5.250% due 2/1/34	2,599,350
1,000,000	Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized, 6.500% due 6/20/37	1,057,200
5,000,000	Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC, 6.125% due 6/1/25	5,512,700
1,000,000	Rapides, LA, Finance Authority, Environmental Improvement Revenue, International Paper Co. Project, 6.550% due 11/15/23 (a)	1,007,380

	Total Louisiana	10,176,630

Maine - 0.1%
3,385,000	University of Maine System Revenue, AMBAC, 5.500% due 3/1/30 (b)	3,416,684

Maryland - 0.9%
	Maryland State:
3,000,000	Community Development Administration, Department of Housing & Community Development, 5.375% due 9/1/39	3,059,490
2,155,000	Economic Development Corp. Revenue, Health & Mental Hygiene Program, 7.750% due 3/1/25	2,067,442
	Health & Higher EFA Revenue:
7,500,000	Anne Arundel Health Systems, 6.750% due 7/1/39	8,568,675
5,000,000	The Johns Hopkins Hospital Issue, 5.000% due 11/15/24 (b)	5,722,500
	Washington County Hospital:
6,000,000	5.750% due 1/1/33	5,872,200
3,780,000	5.750% due 1/1/38	3,667,205
12,980,000	Montgomery County, MD, Housing Opportunities Commission Revenue, 5.650% due 11/1/33	13,162,888

	Total Maryland	42,120,400

Massachusetts - 5.3%
3,235,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.500% due 7/1/30 (b)	3,333,376

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Massachusetts - 5.3% (continued)
$50,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, AGC, 6.125% due 1/1/22 (a)	$52,597,500
	Massachusetts State:
	DFA Revenue:
	Boston University:
8,700,000	5.600% due 10/1/35	9,080,190
13,105,000	5.700% due 10/1/40	13,685,158
1,000,000	May Institute Issue Inc., Radian, 5.750% due 9/1/29	837,260
1,000,000	Merrimack College Issue, NATL, 5.000% due 7/1/22	930,060
2,200,000	Visual & Performing Arts Project, 6.000% due 8/1/21	2,524,324
	HEFA Revenue:
5,000,000	Berklee College of Music, 5.000% due 10/1/32	4,986,150
1,000,000	Berkshire Health Systems, Radian, 5.700% due 10/1/25	993,420
	Caregroup Inc.:
2,000,000	5.000% due 7/1/28	1,916,980
	NATL:
1,750,000	5.375% due 2/1/26	1,761,305
1,000,000	5.375% due 2/1/27	1,003,010
1,500,000	5.375% due 2/1/28	1,495,575
3,000,000	Caritas Christi Obligation, 6.750% due 7/1/16	3,109,050
15,000,000	Harvard University, 5.000% due 7/15/22	16,089,600
	New England Medical Center, FGIC:
4,805,000	5.000% due 5/15/22	4,256,173
195,000	5.000% due 5/15/22 (b)	213,582
3,000,000	Partners Healthcare System, 5.250% due 7/1/13	3,033,720
33,000,000	Suffolk University, 5.750% due 7/1/39	32,354,850
	University of Massachusetts:
5,030,000	Lowell Campus, FGIC, 5.250% due 10/1/31 (b)	5,424,754
1,250,000	Memorial Health Care Inc., 6.625% due 7/1/32	1,264,888
9,000,000	Project, NATL, 5.250% due 10/1/31 (b)	9,970,470
	Worcester Campus:
5,000,000	FGIC, 5.250% due 10/1/31 (b)	5,392,400
	NATL/FGIC:
1,055,000	5.125% due 10/1/20	1,082,219
765,000	5.125% due 10/1/21	781,876
885,000	5.125% due 10/1/22	904,682
660,000	5.125% due 10/1/23	673,510
	Housing Finance Agency:
	Housing Revenue, Single-Family Housing:
5,000,000	5.400% due 6/1/39	5,098,900
10,000,000	5.350% due 12/1/33	10,253,700
5,000,000	Revenue, 7.000% due 12/1/38	5,500,100
780,000	IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA, 6.500% due 8/1/37	805,405
50,000,000	Special Obligation Dedicated Tax Revenue, NATL/FGIC, 5.500% due 1/1/34	53,257,000
245,000	Water Pollution Abatement Trust, Pool Program, Unrefunded Balance, 5.250% due 8/1/28	257,537

	Total Massachusetts	254,868,724

Michigan - 3.0%
4,000,000	Byron Center, MI, Public Schools, GO, Q-SBLF, 5.000% due 5/1/22	4,130,840
	Detroit, MI, Water Supply System Revenue, FSA:
9,000,000	5.000% due 7/1/34	8,298,450
10,000,000	6.250% due 7/1/36	10,378,700
4,075,000	Galesburg-Augusta, MI, Community Schools, GO, FGIC/Q-SBLF, 5.375% due 5/1/27 (b)	4,160,249

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Michigan - 3.0% (continued)
	Grand Rapids, MI, Water Supply, Refunding, NATL/FGIC:
$1,000,000	5.250% due 1/1/17	$1,026,450
3,500,000	5.250% due 1/1/18	3,584,315
1,000,000	Lake Superior, MI, State University Revenue, AMBAC, 5.500% due 11/15/21	1,041,390
	Michigan State:
20,500,000	Building Authority Revenue, Facilities Program, 6.000% due 10/15/38	22,104,535
5,530,000	COP, AMBAC, 5.500% due 6/1/27 (b)	5,669,743
	Hospital Finance Authority Revenue:
17,750,000	McLaren Health Care Corp., 5.750% due 5/15/38	16,642,933
21,250,000	Trinity Health, 5.375% due 12/1/30	21,270,188
	Housing Development Authority, Rental Housing Revenue:
1,660,000	5.375% due 10/1/29	1,692,702
2,500,000	5.625% due 10/1/34	2,554,200
3,115,000	5.700% due 10/1/39	3,175,275
3,240,000	AMBAC, 6.350% due 10/1/35 (a)	3,442,338
4,000,000	Strategic Fund Ltd. Obligation Revenue, Detroit Edison, 5.500% due 8/1/16 (f)	4,258,520
	Midland, MI, GO, AMBAC:
1,000,000	5.150% due 5/1/18	1,008,550
1,030,000	5.200% due 5/1/19	1,039,105
1,340,000	5.250% due 5/1/21	1,351,564
24,000,000	Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.250% due 9/1/39	28,274,160

	Total Michigan	145,104,207

Minnesota - 0.8%
1,485,000	Columbia Heights, MN, MFH Revenue, Crest View, GNMA-Collateralized, 6.625% due 4/20/43 (b)	1,757,720
2,500,000	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, LIQ- FNMA, 5.625% due 2/1/26	2,514,425
	Eden Prairie, MN, MFH Revenue, Rolling Hills Project, GNMA-Collateralized:
1,000,000	6.150% due 8/20/31	1,064,090
1,000,000	6.200% due 2/20/43	1,062,400
	Elk River, MN, ISD No. 728, GO, NATL:
9,500,000	5.375% due 2/1/20	9,971,675
4,250,000	5.500% due 2/1/21	4,467,133
345,000	Minneapolis, MN, Hospital Revenue, St. Mary’s Hospital & Rehabilitation, 10.000% due 6/1/13 (c)	406,179
	St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System:
10,960,000	5.250% due 11/15/28	10,894,678
7,000,000	5.250% due 11/15/29	6,897,730

	Total Minnesota	39,036,030

Mississippi - 0.1%
1,700,000	Adams County, MS, Environmental Improvement Revenue, Refunding Bonds, International Paper Co. Project, 6.800% due 8/1/24 (a)	1,718,020
3,000,000	Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project, 6.800% due 4/1/22	3,253,020

	Total Mississippi	4,971,040

Missouri - 2.0%
8,500,000	Boone County, MO, Hospital Revenue, Boone Hospital Center, 5.625% due 8/1/38	8,386,100
	Kansas City, MO, IDA, Revenue, AMBAC:
2,105,000	5.000% due 12/1/17	2,428,139
4,500,000	5.000% due 12/1/20	4,869,270

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Missouri - 2.0% (continued)
$1,750,000	Mehlville, MO, School District North Route 9, COP, Missouri Capital Improvement Project, FSA, 5.000% due 9/1/19	$1,831,112
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project:
5,000,000	5.750% due 1/1/29	5,328,950
20,000,000	6.000% due 1/1/39	20,909,600
	Missouri State:
7,000,000	Development Finance Board Infrastructure Facilities Revenue, Independence Events Center, 6.250% due 4/1/38	7,207,270
	HEFA Revenue:
30,000,000	Children’s Mercy Hospital, 5.625% due 5/15/39	29,721,900
2,000,000	Lake Regional Health System Project, 5.600% due 2/15/25	1,971,660
	North Kansas City, MO, Hospital Revenue, North Kansas City Hospital, FSA:
1,000,000	5.000% due 11/15/23	1,025,890
900,000	5.000% due 11/15/24	921,330
10,345,000	Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project, 5.000% due 12/1/32	10,689,075
1,000,000	Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, NATL, 5.250% due 9/1/22	1,051,520
1,500,000	Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC, 5.000% due 3/1/24	1,584,915

	Total Missouri	97,926,731

Montana - 0.6%
2,380,000	Montana State Board of Housing, Single-Family Program, 5.500% due 12/1/39	2,441,666
31,015,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	25,326,539

	Total Montana	27,768,205

Nebraska - 0.3%
160,000	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (c)	167,978
9,970,000	Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC, 5.000% due 1/1/23	10,428,819
2,710,000	Omaha Convention Hotel Corp., Nebraska Revenue, Refunding, Convention Center 1st Tier, AMBAC, 5.000% due 2/1/20	2,844,443

	Total Nebraska	13,441,240

Nevada - 1.1%
11,365,000	Clark County, NV, Airport Revenue, AMBAC, 5.000% due 7/1/40	11,189,410
	Henderson, NV, Health Care Facility Revenue, Catholic West:
2,630,000	6.750% due 7/1/20 (b)	2,747,456
370,000	6.750% due 7/1/20 (b)	386,835
	Reno, NV, Hospital Revenue:
10,000,000	Renown Regional Medical Center Project, 5.250% due 6/1/41	8,829,900
	Washoe Medical Center, FSA:
19,350,000	5.500% due 6/1/39	19,044,657
7,500,000	5.250% due 6/1/40	6,953,475
5,000,000	Washoe County, NV, GO, Reno-Sparks Convention, FSA, 6.400% due 7/1/29 (b)	5,023,550

	Total Nevada	54,175,283

New Hampshire - 0.4%
	New Hampshire HEFA Revenue:
	Healthcare System, Covenant Health System:
1,000,000	6.125% due 7/1/31 (b)	1,112,270
2,000,000	5.500% due 7/1/34	1,949,940

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
New Hampshire - 0.4% (continued)
$1,000,000	New Hampshire College, 7.500% due 1/1/31 (b)	$1,081,320
1,000,000	University Systems of New Hampshire, AMBAC, 5.375% due 7/1/20	1,063,870
	New Hampshire State HFA, Single-Family Mortgage Revenue:
5,920,000	5.550% due 7/1/33	6,141,941
5,000,000	5.600% due 1/1/38	5,177,000

	Total New Hampshire	16,526,341

New Jersey - 7.7%
715,000	Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, NATL, FHA, 5.650% due 1/1/15	715,572
	New Jersey EDA Revenue, School Facilities Construction:
9,230,000	5.000% due 12/15/27	9,533,759
12,500,000	5.250% due 12/15/33	12,906,750
	New Jersey Health Care Facilities Financing Authority Revenue:
	Robert Wood Johnson University Hospital:
2,280,000	5.500% due 7/1/14	2,307,223
1,000,000	5.600% due 7/1/15	1,011,590
2,045,000	5.700% due 7/1/20	2,057,597
1,500,000	St. Peter’s University Hospital, 6.875% due 7/1/30	1,508,685
	Trinitas Hospital Obligation Group:
2,000,000	7.400% due 7/1/20 (b)	2,096,680
13,050,000	5.250% due 7/1/30	10,838,547
	New Jersey State:
	EDA:
2,000,000	First Mortgage Revenue, The Presbyterian Home at Montgomery Project, 6.375% due 11/1/31	1,626,020
1,000,000	Motor Vehicle Revenue, Motor Vehicle Surcharges, NATL, 5.250% due 7/1/31	1,007,630
	Revenue:
13,110,000	Refunding, 6.875% due 1/1/37 (a)	9,879,827
10,000,000	Refunding, Gloucester Marine Project, 6.625% due 1/1/37	7,894,400
11,030,000	Special Facility Revenue, Continental Airlines Inc. Project, 7.000% due 11/15/30 (a)(h)	9,876,152
	EFA Revenue:
17,255,000	Kean University, 5.500% due 9/1/36	18,020,949
5,000,000	Richard Stockton College, 5.375% due 7/1/38	5,094,350
	Higher Education Assistance Authority, Student Loan Revenue:
10,430,000	5.375% due 6/1/24	11,020,129
25,905,000	5.500% due 6/1/27	27,441,426
5,000,000	5.625% due 6/1/30	5,380,350
20,000,000	AGC, 5.875% due 6/1/21 (a)	21,114,200
54,000,000	Student Loan, AGC, 6.125% due 6/1/30 (a)	56,601,720
18,590,000	Housing & Mortgage Finance Agency Revenue, 6.500% due 10/1/38	19,834,415
	Transportation Trust Fund Authority, Transportation System:
30,000,000	5.875% due 12/15/38	32,940,300
2,000,000	NATL, 6.000% due 12/15/19 (b)	2,213,200
440,000,000	Zero coupon bond to yield 6.750% due 12/15/37	76,480,800
	Turnpike Authority Revenue:
8,000,000	5.000% due 1/1/36	8,005,440
11,000,000	5.250% due 1/1/40	11,166,100
2,200,000	South Jersey Port Corp. New Jersey Revenue, Refunding, 5.000% due 1/1/23	2,273,348

	Total New Jersey	370,847,159

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
New Mexico - 0.6%
	New Mexico Mortgage Finance Authority, Single-Family Mortgage, GNMA, FNMA, FHLMC:
$2,000,000	5.250% due 9/1/34	$2,056,020
5,000,000	5.450% due 3/1/36	5,138,400
6,505,000	5.850% due 7/1/39 (a)	6,673,740
15,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services, 6.375% due 8/1/32	16,445,250

	Total New Mexico	30,313,410

New York - 4.1%
	Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters:
56,950,000	5.250% due 10/1/35	56,074,678
10,000,000	5.500% due 10/1/37	9,999,200
22,000,000	Long Island Power Authority, NY, Electric System Revenue, 6.000% due 5/1/33	24,543,860
	MTA of New York:
	Dedicated Tax Fund, FGIC:
5,130,000	5.250% due 11/15/23 (b)	5,590,674
10,465,000	5.875% due 4/1/25 (b)	10,658,393
10,000,000	Revenue, 6.500% due 11/15/28	11,380,800
7,500,000	Service Contract, Refunding, NATL/FGIC, 5.000% due 7/1/22	7,782,300
	New York City, NY:
6,000,000	COP, Transit Authority, MTA, Triborough Bridge & Tunnel Authority, AMBAC, 5.875% due 1/1/30 (b)	6,086,040
5,000,000	HDC, MFH Revenue, GNMA-Collateralized, FHA, 5.100% due 11/1/24	5,062,750
4,000,000	Health & Hospital Corp. Revenue, Health Systems, 5.500% due 2/15/23	4,297,000
	Municipal Water Finance Authority, Water & Sewer System Revenue:
5,000,000	6.000% due 6/15/33 (b)	5,203,600
3,000,000	Unrefunded Balance, 6.000% due 6/15/33	3,112,560
	TFA, Building Aid Revenue:
6,000,000	5.000% due 1/15/31	6,118,560
6,000,000	5.125% due 1/15/33	6,111,240
	New York State Dormitory Authority:
	Lease Revenue, State University Dormitory Facilities:
250,000	6.000% due 7/1/14 (b)	260,820
2,000,000	5.375% due 7/1/18 (b)	2,235,700
	Revenue:
710,000	7.500% due 5/15/11	747,323
7,000,000	Court Facilities, City of New York Issue, AMBAC, 5.750% due 5/15/30 (b)	7,243,600
2,660,000	Department of Education, 5.000% due 7/1/24	2,724,319
3,695,000	Maimonides Medical Center, NATL, 5.000% due 8/1/24	3,801,416
	New York State Thruway Authority, Highway & Bridge, Transportation Fund, FGIC:
2,305,000	5.400% due 4/1/17 (b)	2,367,051
5,950,000	5.600% due 4/1/20 (b)	6,114,041
	Orange County, NY, IDA, Civic Facilities Revenue, Arden Hill Life Care Center Project:
1,000,000	7.000% due 8/1/21	900,450
1,000,000	7.000% due 8/1/31	843,820
1,250,000	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, Special Project, 6.750% due 10/1/19 (a)	1,044,563
5,715,000	Rensselaer County, NY, IDA, Civic Facility Revenue, Rensselaer Polytechnic Institute, 5.000% due 3/1/26	5,937,999
1,600,000	Tobacco Settlement Financing Corp., Asset-Backed Revenue, AMBAC, 5.250% due 6/1/22	1,680,064

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
New York - 4.1% (continued)
$350,000	Triborough Bridge & Tunnel Authority, Convention Center Project, 7.250% due 1/1/10	$351,862

	Total New York	198,274,683

North Carolina - 1.2%
	Charlotte, NC, Governmental Facilities Projects, COP:
3,500,000	5.250% due 6/1/23	3,715,215
3,000,000	5.000% due 6/1/24	3,126,750
	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare:
12,500,000	5.250% due 1/15/34	12,482,250
23,000,000	5.250% due 1/15/39	22,795,300
1,145,000	Dare County, NC, COP, AMBAC, 5.375% due 6/1/15	1,223,318
1,000,000	Monroe, NC, COP, AGC, 5.500% due 3/1/39	1,037,320
	North Carolina Eastern Municipal Power Agency, Power System Revenue:
2,500,000	6.700% due 1/1/19 (b)	2,537,450
1,310,000	6.000% due 1/1/26 (b)	1,681,097
1,700,000	Refunding Bonds, ACA/CBI, 5.750% due 1/1/24 (b)	1,724,225
9,000,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC, 5.750% due 1/1/39	9,380,610

	Total North Carolina	59,703,535

North Dakota - 0.0%
700,000	Burleigh County, ND, Health Care Revenue, MedCenter One Inc., NATL, 5.250% due 5/1/13	702,079

Ohio - 2.4%
	Clermont County, OH, Hospital Facilities Revenue, Refunding, Mercy Health Systems, AMBAC:
3,415,000	5.625% due 9/1/16	3,420,908
1,000,000	5.625% due 9/1/21	1,001,210
	Cleveland, OH:
1,210,000	State University, NATL/FGIC, 5.000% due 6/1/19	1,317,085
	Waterworks Revenue, First Mortgage, NATL, Unrefunded Balance:
20,000	5.625% due 1/1/13	20,003
15,000	5.700% due 1/1/14	15,002
	Cuyahoga County, OH:
3,000,000	Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	3,042,360
	Hospital Revenue:
1,000,000	Refunding & Improvement, MetroHealth System Project, NATL, 5.625% due 2/15/17	1,000,090
5,935,000	Refunding MetroHealth System, NATL, 5.250% due 2/15/19	5,935,593
3,290,000	Erie County, OH, Garbage Refuse Landfill Improvement, FSA, 5.250% due 12/1/24	3,521,879
1,000,000	Franklin County, OH, Mortgage Revenue, Villas at St. Therese, GNMA- Collateralized, 5.900% due 6/20/39	1,014,750
825,000	Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA, 6.600% due 8/1/25	826,394
129,716	Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project, 7.125% due 5/15/25 (g)	81,387
5,400,000	Greene County, OH, Sewer Systems Revenue, Government Enterprise, AMBAC, 5.625% due 12/1/25 (b)	5,736,366
	Hamilton County, OH:
2,515,000	Hospital Facilities Revenue, Cincinnati Children’s Hospital, NATL/FGIC, 5.000% due 5/15/24	2,369,155
	Sales Tax Revenue, AMBAC:
640,000	5.250% due 12/1/18	656,416
2,880,000	5.250% due 12/1/19 (b)	3,018,499

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Ohio - 2.4% (continued)
$730,000	5.250% due 12/1/19	$747,345
2,570,000	5.250% due 12/1/32	2,578,121
2,000,000	Lakewood, OH, GO, AMBAC, 5.250% due 12/1/21 (b)	2,181,600
1,000,000	Lorain County, OH, Hospital Revenue, Catholic Healthcare, 5.500% due 10/1/17	1,035,070
	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC:
10,000,000	5.375% due 11/15/23	10,066,700
19,550,000	5.375% due 11/15/29	19,561,925
	Mason, OH, COP, Municipal Facilities Project, NATL:
1,025,000	5.000% due 12/1/17	1,065,211
1,075,000	5.000% due 12/1/18	1,112,733
1,080,000	5.000% due 12/1/19	1,114,528
1,400,000	Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives, 6.250% due 10/1/33	1,504,930
	New Albany, OH, Community Authority, Community Facilities Revenue, AMBAC:
2,700,000	5.125% due 10/1/21	2,718,927
5,500,000	5.200% due 10/1/24	5,533,110
	Ohio State:
10,500,000	Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp., 5.750% due 6/1/16 (f)	11,497,815
1,600,000	Housing Finance Agency, Residential Mortgage Revenue, Mortgage- Backed Securities Program, GNMA/FNMA/FHLMC-Collateralized, 5.400% due 9/1/33	1,647,040
1,145,000	Water Development Authority Revenue, Refunding, Safe Water Service, 9.375% due 12/1/10 (c)	1,170,900
7,410,000	Steubenville, OH, Hospital Facilities Revenue, Refunding & Improvement, Trinity Health System Obligated Group, 6.500% due 10/1/30 (b)	7,786,280
	University of Cincinnati, OH, General Receipts, NATL/FGIC:
2,000,000	5.000% due 6/1/20	2,039,880
2,500,000	5.000% due 6/1/21	2,545,700
3,250,000	Warrensville Heights, OH, City School District, GO, School Improvement, FGIC, 5.750% due 12/1/24 (b)	3,441,263
	Waterloo, OH, Local School District, GO, Classroom Facilities Improvement, FGIC:
2,000,000	5.125% due 12/1/24 (b)	2,157,960
3,000,000	State Aid Withholding, 5.125% due 12/1/21 (b)	3,236,940

	Total Ohio	117,721,075

Oklahoma - 0.4%
5,000,000	Oklahoma State Municipal Power Authority, Power Supply System Revenue, 6.000% due 1/1/38	5,376,850
1,500,000	Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC, 5.000% due 7/1/23	1,570,890
	Tulsa, OK:
	GO:
2,100,000	5.000% due 3/1/18	2,124,192
2,100,000	5.000% due 3/1/19	2,124,192
2,000,000	5.000% due 3/1/20	2,023,040
3,000,000	PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center, 6.600% due 7/1/14	3,312,240
1,000,000	Woods County, OK, IDA, IDR, Refunding, Cargill Inc. Project, 6.250% due 10/1/14	1,010,610

	Total Oklahoma	17,542,014

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Oregon - 1.4%
	Clackamas County, OR, Hospital Facilities Authority Revenue:
$5,000,000	Legacy Health System, 5.250% due 5/1/21	$5,070,900
2,000,000	Refunding, Legacy Health System, 5.750% due 5/1/15	2,080,400
	Klamath Falls, OR, Inter Community Hospital Authority Revenue:
625,000	Merle West Medical Center, 6.250% due 9/1/31 (b)	722,456
375,000	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	331,245
	Multnomah County, OR, Hospital Facilities Authority Revenue:
7,425,000	Adventist Health, 5.125% due 9/1/40	7,087,608
	Providence Health Systems:
1,000,000	5.250% due 10/1/16	1,086,790
1,000,000	5.250% due 10/1/20	1,054,330
17,100,000	Oregon Health & Sciences University Revenue, 5.750% due 7/1/39	18,321,282
	Oregon State:
	Department of Administrative Services:
1,900,000	COP, 5.250% due 5/1/39	1,968,419
	Lottery Revenue:
9,225,000	5.000% due 4/1/28	9,989,107
2,000,000	FSA, 5.500% due 4/1/18 (b)	2,222,720
3,150,000	GO, Veterans Welfare, 5.375% due 12/1/31	3,175,105
770,000	Port of Umatilla, OR, GO, Water Revenue, LOC-Bank of America, 6.650% due 8/1/22 (a)	771,702
2,885,000	Portland, OR, Community College District, 5.000% due 6/1/18 (b)	3,076,247
1,000,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21 (a)	1,001,460
	Washington County, OR, GO:
4,330,000	5.000% due 6/1/21 (b)	4,617,036
6,490,000	5.125% due 6/1/23 (b)	6,932,293

	Total Oregon	69,509,100

Pennsylvania - 3.7%
	Dauphin County, PA:
1,500,000	General Authority Revenue, Office & Parking, Riverfront Office Center Project, 6.000% due 1/1/25	1,209,480
2,400,000	IDA, Dauphin Consolidated Water Supply Co., 6.900% due 6/1/24 (a)	2,737,824
1,940,000	Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building, 6.750% due 5/15/25 (b)	2,156,291
4,000,000	Lackawanna County, PA, GO, AGC, 6.000% due 9/15/34	4,079,600
1,000,000	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	987,380
1,150,000	Lancaster, PA, IDA Revenue, Garden Spot Village Project, 7.625% due 5/1/31 (b)	1,195,920
5,500,000	Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project, 5.800% due 11/15/22	5,348,750
12,000,000	Luzerne County, PA, IDA, Water Facility Revenue, American Water Co., 5.500% due 12/1/39 (d)	12,119,400
5,000,000	Montgomery County, PA, Higher Education & Health Authority Hospital Revenue, Abington Memorial Hospital, 5.125% due 6/1/33	4,870,100
1,000,000	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, 6.500% due 6/1/25	920,410
	Pennsylvania Economic Development Financing Authority:
19,000,000	Health Systems Revenue, Albert Einstein Healthcare, 6.250% due 10/15/23	19,910,290
6,000,000	Water Facility Revenue, American Water Co. Project, 6.200% due 4/1/39	6,388,320
	Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue:
5,000,000	5.400% due 10/1/33	5,131,150
12,000,000	5.450% due 10/1/38	12,310,200

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Pennsylvania - 3.7% (continued)
	Pennsylvania State:
	Higher EFA Revenue:
$985,000	Student Association Inc. Project, 6.750% due 9/1/32	$873,606
1,000,000	UPMC Health Systems, 6.000% due 1/15/31	1,019,990
	Public School Building Authority:
7,000,000	Community College Revenue, Community College of Philadelphia Project, 6.000% due 6/15/28	7,567,070
60,000,000	Lease Revenue, Philadelphia School District Project, FSA, 5.000% due 6/1/33	59,917,200
	Turnpike Commission Revenue:
3,000,000	5.250% due 6/1/36	2,991,480
25,000,000	5.125% due 12/1/40	24,412,000
1,025,000	Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center, 6.650% due 12/1/19 (c)	1,287,994

	Total Pennsylvania	177,434,455

Puerto Rico - 0.7%
1,000,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project, 6.700% due 5/1/24	982,730
200,000	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., 6.250% due 6/1/26 (a)	141,994
33,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, 5.750% due 8/1/37	33,485,760

	Total Puerto Rico	34,610,484

Rhode Island - 0.3%
3,270,000	Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC, 5.000% due 4/1/24	3,295,637
	Rhode Island State:
	Economic Development Corp.:
3,000,000	Airport Revenue, FGIC, 6.000% due 7/1/28 (b)	3,128,040
3,400,000	Revenue, Providence Plaza Mall, Senior Notes, Radian, 6.125% due 7/1/20	3,285,726
5,460,000	Health & Educational Building Corp., Revenue, Hospital Financing, 7.000% due 5/15/39	5,985,415

	Total Rhode Island	15,694,818

South Carolina - 0.3%
	Piedmont, SC, Municipal Power Agency, Electric Revenue:
565,000	Refunding Bonds, FGIC, 6.750% due 1/1/20 (c)	745,760
670,000	Unrefunded Balance, NATL/FGIC, 6.750% due 1/1/20	784,510
1,000,000	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	1,001,780
	South Carolina Jobs - EDA Revenue:
7,000,000	Hospital Refunding & Improvement, AnMed Health Project, AGC, 5.500% due 2/1/38	7,202,370
2,470,000	Myrtle Beach Convention Center Hotel Project, NATL, 5.250% due 4/1/26	2,456,415
960,000	South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC, 5.000% due 10/1/23	1,016,064

	Total South Carolina	13,206,899

South Dakota - 0.1%
3,500,000	South Dakota State, HEFA Revenue, Avera Health, 5.500% due 7/1/35	3,518,830

Tennessee - 2.0%
1,250,000	Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives, 6.250% due 10/1/33	1,343,688
2,000,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.000% due 12/15/20	1,863,900
8,360,000	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	8,360,836

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Tennessee - 2.0% (continued)
$9,100,000	Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, 5.500% due 7/1/36	$8,684,494
	Memphis-Shelby County, TN, Sports Authority Inc., Revenue, Memphis Arena Projects, AMBAC:
5,665,000	5.125% due 11/1/21 (b)	6,351,145
6,915,000	5.125% due 11/1/22 (b)	7,752,545
	Tennessee Energy Acquisition Corp., Gas Revenue:
1,565,000	5.000% due 2/1/21	1,506,719
8,900,000	5.000% due 2/1/22	8,403,736
1,500,000	5.000% due 2/1/23	1,406,265
18,370,000	5.250% due 9/1/23	17,318,317
5,040,000	5.250% due 9/1/24	4,718,902
29,355,000	5.250% due 9/1/26	27,251,127

	Total Tennessee	94,961,674

Texas - 5.0%
	Bexar County, TX:
1,500,000	Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.300% due 7/1/32 (b)	1,712,265
1,000,000	Housing Finance Corp., MFH Revenue, Waters at Northern Hills Apartments, NATL, 6.050% due 8/1/36	617,680
6,500,000	Brazos River Authority Texas PCR, TXU Co., 8.250% due 5/1/33 (a)(e)	4,001,855
	Brazos River, TX, Harbor Navigation District:
3,000,000	BASF Corp. Project, 6.750% due 2/1/10	3,031,080
	Brazoria County Environmental, Dow Chemical Co. Project:
70,500,000	5.950% due 5/15/33 (a)(h)	69,015,270
5,000,000	6.625% due 5/15/33 (a)	5,077,250
4,970,000	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	2,695,082
	El Paso County, TX, Housing Finance Corp., MFH Revenue:
3,000,000	American Village Communities, 6.375% due 12/1/32	3,013,320
2,390,000	La Plaza Apartments, 6.750% due 7/1/30	2,420,831
10,000	Fort Worth, TX, Housing Finance Corp., GNMA-Collateralized, Single- Family Mortgage Revenue, Capital Appreciation, zero coupon bond to yield 8.500% due 6/1/21 (a)	3,954
1,775,000	Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries Inc. Project, 5.500% due 5/1/15	1,631,669
4,235,000	Garza County, TX, Public Facility Corp., Project Revenue, 5.750% due 10/1/25	4,321,733
5,000,000	Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project, 8.000% due 4/1/28 (a)	4,989,600
	Harris County, TX:
31,000,000	Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, 5.625% due 11/15/32	28,442,190
	Health Facilities Development Corp.:
2,410,000	Hospital Revenue, Texas Children’s Hospital Project, Revenue, 5.375% due 10/1/16 (c)	2,464,900
2,000,000	SCH Health Care System, Revenue, 5.750% due 7/1/27 (c)	2,432,280
10,000,000	Houston, TX, Airport Systems Revenue, 5.500% due 7/1/39	10,380,200
8,675,000	Limestone County, TX, PFC Revenue, County Jail Project, 5.750% due 11/1/31	8,547,044
1,000,000	Midland County, TX, Hospital District Revenue, Refunding, AMBAC, 5.375% due 6/1/16	1,000,210
2,000,000	Midlothian, TX, Development Authority, Tax Increment Contract Revenue, 7.875% due 11/15/26 (b)	2,249,700
	North Texas Tollway Authority Revenue:

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Texas - 5.0% (continued)
$54,000,000	5.750% due 1/1/33	$54,974,160
8,000,000	6.250% due 1/1/39	8,412,160
55,000	Northside Texas, GO, ISD, Unrefunded Balance, PSFG, 6.000% due 8/15/16	56,739
994,000	Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized, 6.650% due 7/20/42	1,070,289
1,550,000	Paris, TX, Water & Sewer Revenue, NATL/FGIC, 5.375% due 6/15/20	1,562,663
2,500,000	Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, 6.700% due 11/15/30 (b)	2,669,100
	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
3,650,000	5.250% due 12/15/18	3,626,603
10,000,000	6.250% due 12/15/26	10,167,900
10,000	Weatherford, TX, ISD, Capital Appreciation, PSFG, Unrefunded Balance, zero coupon bond to yield 6.730% due 2/15/21	4,790
1,895,000	Willacy County, TX, Local Government Corp. Revenue, Refunding Project, 6.000% due 9/1/10	1,885,961

	Total Texas	242,478,478

U.S. Virgin Islands - 0.1%
	University of the Virgin Islands, Refunding & Improvement, Bonds, ACA:
1,000,000	6.000% due 12/1/24	874,440
2,790,000	6.250% due 12/1/29	2,400,823
	Virgin Islands HFA, Single-Family Mortgage Revenue, GNMA Mortgage- Backed Securities Program, GNMA-Collateralized:
50,000	6.450% due 3/1/16 (a)	50,020
110,000	6.500% due 3/1/25 (a)	110,341

	Total U.S. Virgin Islands	3,435,624

Utah - 0.0%
695,000	Provo, UT, Electric Revenue, 10.125% due 4/1/15 (c)	849,728
330,000	Weber County, UT, Hospital Revenue, St. Benedict’s Hospital Project, 10.000% due 3/1/10 (c)	337,788

	Total Utah	1,187,516

Vermont - 0.2%
	Vermont Educational & Health Buildings Agency Revenue, Norwich University Project:
2,650,000	5.500% due 9/1/28 (b)	3,068,064
1,750,000	5.500% due 9/1/33 (b)	2,026,080
2,285,000	Vermont Housing Finance Agency, Single-Family, FSA, 5.000% due 11/1/34 (a)	2,276,614

	Total Vermont	7,370,758

Virginia - 0.2%
4,000,000	Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., 5.875% due 6/1/17	4,171,880
175,000	Fairfax County, VA, Redevelopment & Housing Authority, MFH Revenue, Refunding, Paul Spring Retirement Center, FHA, 5.900% due 6/15/17	175,352
5,000,000	Pittsylvania County, VA, GO, 5.750% due 2/1/30	5,523,950

	Total Virginia	9,871,182

Washington - 0.3%
2,865,000	Port Longview, WA, Revenue, Refunding Bonds, 6.250% due 12/1/18 (a)	2,866,776
	Washington State:
	Health Care Facilities Authority Revenue:
8,500,000	Central Washington Health Services Association, 7.000% due 7/1/39	8,991,300
2,500,000	Multicare Health Systems, AGC, 6.000% due 8/15/39	2,627,300

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Washington - 0.3% (continued)
$250,000	Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC/TCRS, 7.125% due 7/1/16	$318,505

	Total Washington	14,803,881

West Virginia - 0.1%
405,000	Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC, 9.250% due 11/1/11 (c)	420,548
5,000,000	West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., FSA, 5.500% due 6/1/33	5,060,100

	Total West Virginia	5,480,648

Wisconsin - 1.8%
3,275,000	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, 6.000% due 11/1/21 (a)	3,621,953
	Wisconsin Housing & EDA, Home Ownership Revenue:
3,860,000	5.625% due 3/1/31 (a)	3,911,570
8,000,000	4.950% due 9/1/31 (a)	7,496,560
52,500,000	Wisconsin State General Revenue, Appropriation Revenue, 6.000% due 5/1/36	57,976,275
	Wisconsin State HEFA Revenue:
1,000,000	Agnesian Healthcare Inc., 6.000% due 7/1/30	1,003,510
1,750,000	Aurora Health Care, 6.400% due 4/15/33	1,777,808
5,000,000	Children’s Hospital, 5.375% due 8/15/37	5,135,950
1,875,000	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,883,156
1,000,000	Medical College of Wisconsin Inc. Project, NATL, 5.400% due 12/1/16	1,000,240
3,500,000	Prohealth Care Inc. Obligation Group, 6.625% due 2/15/39	3,731,490

	Total Wisconsin	87,538,512

Wyoming - 1.0%
11,000,000	Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative, 5.750% due 7/15/39	11,520,410
8,000,000	Sweetwater County, WY, PCR, Idaho Power Co. Project, 5.250% due 7/15/26	8,145,280
	Wyoming CDA, Housing Revenue:
12,420,000	5.500% due 12/1/33	12,862,897
14,000,000	5.625% due 12/1/38	14,461,580
1,000,000	Wyoming Municipal Power Agency, Power Supply, 5.000% due 1/1/42	961,370

	Total Wyoming	47,951,537

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,474,646,823)	4,656,910,621

SHORT-TERM INVESTMENTS - 2.8%
California - 0.2%
100,000	California Health Facilities Finance Authority, Revenue, Stanford Hospital, 0.210%, 12/2/09 (i)	100,000
	California Infrastructure & Economic Development Bank Revenue:
575,000	Jewish Community Center, LOC-Bank of America N.A., 0.200%, 12/1/09 (i)	575,000
500,000	Los Angeles County Museum, LOC-Bank of New York, 0.200%, 12/1/09 (i)	500,000
700,000	California PCFA, PCR, Pacific Gas & Electric, LOC-Bank One N.A., 0.170%, 12/1/09 (i)	700,000
1,000,000	Irvine, CA, Improvement Bond Act 1915, Assessment District 93-14, LOC- Bank of America N.A., 0.210%, 12/1/09 (i)	1,000,000
1,200,000	Los Angeles, CA, Department of Water & Power, SPA-Banco Bilboa Vizcaya, 0.180%, 12/1/09 (i)	1,200,000

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
California - 0.2% (continued)
$3,700,000	Southern California Public Power Authority Project Revenue, LOC-KBC Bank N.V., 0.230%, 12/2/09 (i)	$3,700,000

	Total California	7,775,000

Colorado - 0.1%
2,475,000	Colorado Springs, CO, Revenue, The Colorado College Project, SPA- JPMorgan Chase, 0.240%, 12/1/09 (i)	2,475,000
3,480,000	Denver, CO, City & County, COP, SPA-JPMorgan Chase, 0.190%, 12/1/09 (i)	3,480,000

	Total Colorado	5,955,000

Connecticut - 0.2%
10,000,000	Connecticut State, HEFA Revenue, Wesleyan University, SPA-Bank of America N.A., 0.210%, 12/1/09 (i)	10,000,000

Florida - 0.0%
1,165,000	Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC- Wachovia Bank N.A., 0.200%, 12/1/09 (i)	1,165,000

Illinois - 0.1%
2,600,000	Chicago, IL, GO, SPA-JPMorgan Chase, 0.190%, 12/1/09 (i)	2,600,000
400,000	Illinois Development Finance Authority Revenue, Evanston Northwestern Healthcare, SPA-JPMorgan Chase, 0.200%, 12/1/09 (i)	400,000
700,000	Illinois DFA, Chicago Educational Television Association, LOC-LaSalle Bank N.A., 0.300%, 12/2/09 (i)	700,000
100,000	Romeoville, IL, Revenue, Lewis University, LOC-JPMorgan Chase, 0.240%, 12/1/09 (i)	100,000

	Total Illinois	3,800,000

Massachusetts - 0.0%
	Massachusetts State:
1,100,000	GO, Consolidated Loan, SPA-Bank of America, 0.240%, 12/1/09 (i)	1,100,000
100,000	HEFA Revenue, Museum of Fine Arts, SPA-Bank of America N.A., 0.210%, 12/1/09 (i)	100,000

	Total Massachusetts	1,200,000

Michigan - 0.0%
100,000	University of Michigan Revenue, 0.260%, 12/1/09 (i)	100,000

Minnesota - 0.0%
600,000	Robbinsdale, MN, Revenue, North Memorial Health Care, LOC-Wells Fargo Bank N.A., 0.170%, 12/1/09 (i)	600,000

Missouri - 0.1%
	Missouri State HEFA:
	Educational Facilities Revenue:
1,000,000	St. Louis University, LOC-Bank of America N.A., 0.190%, 12/1/09 (i)	1,000,000
1,300,000	Washington University, SPA-JPMorgan Chase, 0.170%, 12/1/09 (i)	1,300,000
1,000,000	Revenue, St. Louis University, LOC-Wells Fargo Bank N.A., 0.170%, 12/1/09 (i)	1,000,000

	Total Missouri	3,300,000

Nevada - 0.0%
1,440,000	Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York, 0.230%, 12/1/09 (i)	1,440,000

New Hampshire - 0.0%
1,300,000	New Hampshire HEFA Revenue, Dartmouth College, SPA-JPMorgan Chase, 0.200%, 12/1/09 (i)	1,300,000

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
New Jersey - 0.8%
	New Jersey EDA:
$17,300,000	Gas Facilities Revenue, Pivotal Utility Holdings Inc., LOC-Wells Fargo Bank N.A., 0.170%, 12/1/09 (i)	$17,300,000
23,710,000	School Revenue, Facilities Construction, LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC, 0.170%, 12/1/09 (i)	23,710,000

	Total New Jersey	41,010,000

New York - 0.0%
	New York City, NY:
600,000	GO, LOC-Dexia Credit Local, 0.210%, 12/1/09 (i)	600,000
200,000	IDA, 1 Bryant Park LLC, LOC-Bank of America N.A., Citibank N.A., GIC-Bayerische Landesbank, 0.220%, 12/1/09 (i)	200,000
	Municipal Water Finance Authority, Water & Sewer System Revenue:
300,000	Second Generation Resolution, SPA-Bank of Nova Scotia, 0.220%, 12/1/09 (i)	300,000
100,000	SPA-Bank of America N.A., 0.170%, 12/1/09 (i)	100,000
600,000	New York State Dormitory Authority Revenue, Rockefeller University, SPA-JPMorgan Chase, 0.200%, 12/3/09 (i)	600,000

	Total New York	1,800,000

Oklahoma - 0.1%
	Oklahoma State, Turnpike Authority Revenue:
1,100,000	SPA-JPMorgan Chase, 0.190%, 12/1/09 (i)	1,100,000
3,000,000	SPA-Lloyds TSB Bank PLC, 0.200%, 12/1/09 (i)	3,000,000

	Total Oklahoma	4,100,000

Oregon - 0.0%
200,000	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local, 0.190%, 12/1/09 (i)	200,000

Pennsylvania - 0.1%
3,100,000	Geisinger Authority, PA, Health System, Geisinger Health System Foundation, SPA-Wachovia Bank N.A., 0.170%, 12/1/09 (i)	3,100,000

Puerto Rico - 0.4%
	Commonwealth of Puerto Rico, GO:
9,800,000	Public Improvements, FSA, SPA-Dexia Credit Local, 0.170%, 12/1/09 (i)	9,800,000
8,600,000	Refunding, Public Improvements, FSA, LOC-Wachovia Bank N.A., 0.170%, 12/1/09 (i)	8,600,000

	Total Puerto Rico	18,400,000

Tennessee - 0.2%
8,700,000	Knox County, TN, Health, Educational & Housing Facilities Board Hospital Revenue, Covenant Health, LOC-SunTrust Bank, 0.260%, 12/1/09 (i)	8,700,000

Texas - 0.1%
	Harris County, TX:
400,000	Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase, 0.190%, 12/1/09 (i)	400,000
1,000,000	Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, AMBAC, LOC-Wachovia Bank N.A., 0.200%, 12/1/09 (i)	1,000,000
2,000,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Hendrick Medical Center Project, LOC-JPMorgan Chase, 0.190%, 12/1/09 (i)	2,000,000

	Total Texas	3,400,000

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Virginia - 0.3%
	Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, FSA, SPA- Wachovia Bank N.A.:
$7,700,000	0.200%, 12/1/09 (i)	$7,700,000
100,000	0.200%, 12/1/09 (i)	100,000
6,340,000	Virginia Commonwealth University, VA, AMBAC, LOC-Wachovia Bank N.A., 0.170%, 12/1/09 (i)	6,340,000

	Total Virginia	14,140,000

Washington - 0.1%
2,000,000	Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding Capital Projects, LOC- Wells Fargo Bank N.A., 0.270%, 12/3/09 (i)	2,000,000
2,000,000	Washington State Health Care Facilities Authority Revenue, Swedish Health Services, LOC-U.S. Bank N.A., 0.210%, 12/2/09 (i)	2,000,000

	Total Washington	4,000,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $135,485,000)	135,485,000

	TOTAL INVESTMENTS - 99.2% (Cost - $4,610,131,823#)	4,792,395,621
	Other Assets in Excess of Liabilities - 0.8%	40,139,646

	TOTAL NET ASSETS - 100.0%	$4,832,535,267

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Security is purchased on a when-issued basis.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Maturity date shown represents the mandatory tender date.

(g)	The coupon payment on these securities is currently in default as of November 30, 2009.

(h)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governor
ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CBI	— Certificate of Bond Insurance
CDA	— Community Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificate of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
GO	— General Obligation

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

Summary of Investments by Industry *

Health Care	20.7%
Transportation	13.4
Education	9.5
Power	8.6
Industrial Revenue	8.4
Housing	7.4
Pre-Refunded/Escrowed to Maturity	6.8
Leasing	5.6
Water & Sewer	4.8
Special Tax Obligation	4.7
Other	3.8
Local General Obligation	2.1
Solid Waste/Resource Recovery	1.1
State General Obligation	0.3
Short-Term Investments	2.8
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of November 30, 2009 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	16.7%
AA/Aa	31.2

See Notes to Schedule of Investments.

Legg Mason Western Asset Managed Municipals Fund

Schedule of Investments (unaudited) (continued)	November 30, 2009

A	38.6
BBB/Baa	5.6
BB/Ba	0.5
B	0.2
CCC/Caa	0.1
A-1/VMIG1/F1	2.8
NR	4.3

100.0%

†	As a percentage of total investments.

‡	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 29 and 30 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Managed Municipals Fund (formerly known as Legg Mason Partners Managed Municipals Fund) (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Future contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$4,656,910,621	—	$4,656,910,621
Short-term investments†	—	135,485,000	—	135,485,000

Total	—	$4,792,395,621	—	$4,792,395,621

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities Traded on a When-Issued Basis. The Fund may trade securities on a when-issue basis. In a when-issue transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$238,331,006

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized depreciation	(56,067,208)

Net unrealized appreciation	$182,263,798

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At November 30, 2009, the Fund did not have any derivative instruments outstanding. During the period ended November 30, 2009, the Fund had an average market value of $249,179,259 in futures contracts (to sell).

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2010

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	January 25, 2010